Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following for the years ended December 31:

	2012	2011	2010
Current tax expense (benefit)
Federal tax benefit	$(23)	$(21)	$(16)
State tax expense	141	200	95

Current tax expense	118	179	79
Deferred tax expense
Federal tax expense	35,579	27,290	19,712
State tax expense	2,140	8,455	4,012

Deferred tax expense	37,719	35,745	23,724

	$37,837	$35,924	$23,803

Effective Income Tax Rate Reconciliation

Income tax expense (benefit) differed from amounts computed by applying the U.S. Federal income tax rate as follows for the years ended December 31:

	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.1%	3.6%	5.5%
Statutory depletion	(0.04)%	(0.5)%	(0.7)%
Valuation allowance	—	7.3%	—
Other	(0.04)%	0.7%	1.6%

Effective tax rate	37.0%	46.1%	41.4%

Components of Deferred Tax Assets and Liabilities

Components of the deferred tax assets and liabilities are as follows at December 31:

	2012	2011
Deferred tax assets related to
Asset retirement obligations	$8,496	$7,386
Accrued expenses, allowance and other	10,129	9,755
Net operating loss carryforwards
Federal	153,709	142,920
State	16,339	13,097
Statutory depletion carryforwards	2,242	2,107
Alternative minimum tax credit carryforwards	308	308

	191,223	175,573
Less valuation allowance	(11,858)	(11,858)

Deferred tax asset	179,365	163,715
Deferred tax liabilities related to
Derivative instruments	(32,438)	(52,698)
Property and equipment	(181,489)	(125,737)
Inventories	(1,211)	(1,458)

Deferred tax liability	(215,138)	(179,893)

Net deferred tax liability	(35,773)	(16,178)
Less net current deferred tax liability	(26,872)	(23,704)

Long-term deferred tax asset (liability)	$(8,901)	$7,526